Leases - Narrative (Details) - renew	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease term		12 months
Lease option to renew (or more)	1
Lease renewal term (not to exceed)		20 years
Weighted average remaining lease term for operating leases		8 years
Weighted average discount rate		7.74%
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term		1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term		20 years